Financial Instruments - Contractual Maturities of Significant Financial Liabilities and Capital Commitments Including Contractual Obligations (Detail) $ in Thousands	Dec. 31, 2024 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Notes payable - Principal			$ 381,674
Notes payable - Interest			61,916
Total of financial liabilities, capital commitments including obligations			520,654
Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about financial instruments [line items]
Mine commitments			4,058
Decommissioning fund			40,000
Dunebridge Worldwide LTD [Member]
Disclosure of detailed information about financial instruments [line items]
Revolving credit facility principal				$ 31,813
Revolving credit facility interest				1,193
Less than 1 Year
Disclosure of detailed information about financial instruments [line items]
Mine commitments		$ 10,000	15,000
Notes payable - Principal			0
Notes payable - Interest			30,958
Total of financial liabilities, capital commitments including obligations			78,022
Less than 1 Year | Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about financial instruments [line items]
Mine commitments			4,058
Decommissioning fund			10,000
Less than 1 Year | Dunebridge Worldwide LTD [Member]
Disclosure of detailed information about financial instruments [line items]
Revolving credit facility principal				31,813
Revolving credit facility interest				1,193
1 to 3 Years
Disclosure of detailed information about financial instruments [line items]
Notes payable - Principal			381,674
Notes payable - Interest			30,958
Total of financial liabilities, capital commitments including obligations			432,632
1 to 3 Years | Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about financial instruments [line items]
Mine commitments			0
Decommissioning fund			20,000
1 to 3 Years | Dunebridge Worldwide LTD [Member]
Disclosure of detailed information about financial instruments [line items]
Revolving credit facility principal				0
Revolving credit facility interest				0
4 to 5 Years
Disclosure of detailed information about financial instruments [line items]
Mine commitments	$ 10,000
Notes payable - Principal			0
Notes payable - Interest			0
Total of financial liabilities, capital commitments including obligations			10,000
4 to 5 Years | Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about financial instruments [line items]
Mine commitments			0
Decommissioning fund			10,000
4 to 5 Years | Dunebridge Worldwide LTD [Member]
Disclosure of detailed information about financial instruments [line items]
Revolving credit facility principal				0
Revolving credit facility interest				0
After 5 Years
Disclosure of detailed information about financial instruments [line items]
Notes payable - Principal			0
Notes payable - Interest			0
Total of financial liabilities, capital commitments including obligations			0
After 5 Years | Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about financial instruments [line items]
Mine commitments			0
Decommissioning fund			$ 0
After 5 Years | Dunebridge Worldwide LTD [Member]
Disclosure of detailed information about financial instruments [line items]
Revolving credit facility principal				0
Revolving credit facility interest				$ 0